Retirement benefit plan, Actuarial Assumptions and Sensitivity Analysis (Details) - Defined Benefit Plan [Member] - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Actuarial assumptions [Abstract]
Discount rate	0.30%	0.20%	0.20%
Rate of future increase in compensations	1.75%	1.75%	1.75%
Rate of future increase in current pensions	0.00%	0.00%	0.00%
Interest rate on retirement savings capital	0.75%	0.50%	0.50%
Mortality and disability rates	BVG 2020-CMI	BVG 2020-CMI	BVG 2015-CMI
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 7,098	SFr 7,464	SFr 7,485	SFr 5,665
+0.5% Increase [Member]
Sensitivity analysis [Abstract]
Percentage increase in actuarial assumption	0.50%	0.50%
-0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Percentage decrease in actuarial assumption	0.50%	0.50%
Discount Rate [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	SFr 31,190	SFr 27,740
Decrease/(increase) from actual defined benefit obligation	2,699	2,473
Discount Rate [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	37,006	33,080
Decrease/(increase) from actual defined benefit obligation	(3,117)	(2,867)
Future Salary Increase [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	34,578	30,912
Decrease/(increase) from actual defined benefit obligation	(689)	(699)
Future Salary Increase [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	33,176	29,519
Decrease/(increase) from actual defined benefit obligation	713	694
Future Pension Cost [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	35,497	31,652
Decrease/(increase) from actual defined benefit obligation	(1,608)	(1,439)
Future Pension Cost [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	32,435	28,916
Decrease/(increase) from actual defined benefit obligation	1,454	1,297
Interest Rate on Savings Capital [Member] | +0.5% Increase [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	34,822	31,070
Decrease/(increase) from actual defined benefit obligation	(933)	(857)
Interest Rate on Savings Capital [Member] | -0.5% Decrease [Member]
Sensitivity analysis [Abstract]
Potential defined benefit obligation	33,007	29,405
Decrease/(increase) from actual defined benefit obligation	SFr 882	SFr 808